FINANCIAL INSTRUMENTS - Long-term debt (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Carrying Amount
Liabilities:
Short- term bank borrowing	¥ 1,000,000	¥ 52,000
Long-term debt:
Bank borrowings	5,439,773	4,335,360
Convertible bonds	1,185,502
Fair Value
Liabilities:
Short- term bank borrowing	1,000,000	52,000
Long-term debt:
Bank borrowings	5,443,352	¥ 4,294,286
Convertible bonds	¥ 1,231,903